BUSINESS COMBINATION (Preliminary calculation of the purchase consideration) (Details) - Loto Interactive ¥ in Thousands, $ in Thousands, $ in Millions	Jun. 18, 2021 HKD ($)	Jun. 18, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jun. 06, 2017 HKD ($)
Business Acquisition [Line Items]
Exchange rate			0.8452	0.8452	0.8452
Re-measurement of the fair value of previously-held equity interest			$ 79,280		¥ 67,008
Purchase price at acquisition close on March 31, 2021	$ 26,200	$ 3.4	105,000	$ 13.5	88,746	$ 322,200
Fair value of non-controlling shareholders			155,715		131,610
Total allocated purchase price			$ 339,995		¥ 287,364